Summary of Significant Accounting Policies (Details) - Schedule of property plant and equipment	6 Months Ended
Jul. 31, 2021
Lab Equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, Usefull life	5 years
Lab Equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, Usefull life	10 years
Furniture and fixtures [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, Usefull life	3 years
Machinery and equipment [Member] | Minimum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, Usefull life	10 years
Machinery and equipment [Member] | Maximum [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Property plant and equipment, Usefull life	20 years